PROVISIONS (CURRENT AND NON-CURRENT) (Details) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018
Current provisions
Current provisions	$ 487,682	$ 505,583
Non-current provisions
Non-current provisions	809	3,390
Total provisions	488,491	508,973
Annual leave
Current provisions
Current provisions	152,352	145,449
Long service leave
Current provisions
Current provisions	243,740	268,544
Non-current provisions
Non-current provisions	809	3,390
Make good
Current provisions
Current provisions	$ 91,590	$ 91,590